DUE TO FORMER DIRECTOR - RELATED PARTY (Details Narrative) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties current	$ 29,630	$ 30,746